Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	794,700	1,115,542	1,452,563
Degree- or diploma-oriented post-secondary courses	1,636,256	1,087,413	535,061
Subtotal Online educational courses	2,430,956	2,202,955	1,987,624
Others	79,444	125,863	176,014
Total revenues	2,510,400	2,328,818	2,163,638
Less: VAT related surcharges	(2,583)	(5,717)	(4,054)
Total net revenues	2,507,817	2,323,101	2,159,584

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2022 and 2023 were as follows (1):

	As of December 31,
	2022	2023
	RMB	RMB
Beginning balance (current and non-current)	2,348,179	1,690,946
Additions	1,606,642	1,468,899
Deductions	(2,263,875)	(2,045,922)
Ending balance (current and non-current)	1,690,946	1,113,923
Deferred revenue, current	986,086	553,812
Deferred revenue, non-current	704,860	560,111

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).